Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Total equity-based compensation expense	$ 64.5	$ 6.0	$ 75.8	$ 11.6
Cost of service
Total equity-based compensation expense	15.3	0.7	17.0	1.9
Sales and marketing
Total equity-based compensation expense	32.0	1.4	38.4	4.1
Research and development
Total equity-based compensation expense	8.5	2.6	10.1	2.9
General and administrative
Total equity-based compensation expense	$ 8.7	$ 1.3	$ 10.3	$ 2.7
DiscoverOrg Holdings
Total equity-based compensation expense					$ 32.7	$ 25.1	$ 32.7
DiscoverOrg Holdings | Cost of service
Total equity-based compensation expense						4.0	8.3
DiscoverOrg Holdings | Sales and marketing
Total equity-based compensation expense						11.2	15.8
DiscoverOrg Holdings | Research and development
Total equity-based compensation expense						4.7	1.1
DiscoverOrg Holdings | General and administrative
Total equity-based compensation expense						$ 5.2	$ 7.5